DEFERRED INCOME (Tables)	6 Months Ended
Jun. 30, 2025
DEFERRED INCOME
Schedule of benefit recognized from asset related subsidy

Asset-related
subsidy
US$
Balance as of December 31, 2024	293,923
Recognized as government grants during the period	(33)
Foreign currency translation adjustment	1,224
Balance as of June 30, 2025	295,114